Nature of Business and Significant Accounting Policies - Schedule of Principles of Consolidation (Details)	12 Months Ended
Dec. 31, 2017
Players Network [Member]
Name of Entity	Players Network	[1]
State of Incorporation	Nevada	[1]
Relationship	Parent	[1]
Abbreviated Reference	PNTV	[1]
Green Leaf Farms Holdings, Inc [Member]
Name of Entity	Green Leaf Farms Holdings, Inc	[2]
State of Incorporation	Nevada	[2]
Relationship	Subsidiary	[2]
Abbreviated Reference	GLFH	[2]

[1]	Players Network entity is in the form of a corporation.
[2]	Majority-owned subsidiary formed on July 8, 2014, in which PNTV retained 84% ownership, with the remaining 16% held by key experts and advisors. An additional 1.6% was sold to an investor on December 8, 2014 and 3% was transferred back from a founding member on December 2, 2015, giving PNTV 85.4% ownership and minority interests ownership of 14.6%. The form of the entity was changed from a corporation to a limited liability company on May 9, 2017 at which time the name was changed from Green Leaf Farms Holdings, Inc. to Green Leaf Farms Holdings LLC ("GLFH").